Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Year ended December 31,
	2018	2017	2016

Income tax expenses– Hong Kong	(146)	-	-
Deferred income tax benefit	$457	$350	$315

	311	350	$315

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
U.S. Statutory rates	21.0%	34.0%	34.0%
Foreign income not recognized in USA	(21.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(7.5)	(6.4)	(1.6)
Provisional re-measurement of deferred taxes	-	(0.9)	-
Tax effect of non-deductible expenses	(12.3)	(10.1)	-
Valuation allowance	(2.2)	(1.3)	(2.9)
Under provision in respect of prior years	(0.3)
Other (a)	(0.5)	(2.5)	(14.6)
Effective income taxes	2.2%	3.8%	5.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets:
Net operating loss carry-forward	$1,573	$1,422
Allowance on guarantee	161	-
Less: Valuation allowance	(1,573)	(1,422)
	$161	$-

Deferred tax liabilities
Proprietary technology of BOCA	$5,645	$5,972
Backlog	-	-
Virtual reality technologies	-	-
Leasehold land and buildings	6,341	7
	$11,986	$5,979